COMMITMENTS - Schedule of Letters of Credit (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Letters of credit [Abstract]
Letter of credit issuance	R$ 50,816	$ 9,235	R$ 2,386,140	$ 384,209
Security deposits and maintenance reserves
Letters of credit [Abstract]
Letter of credit issuance	50,816	9,235	2,379,135	384,209
Bank guarantees
Letters of credit [Abstract]
Letter of credit issuance	R$ 0	$ 0	R$ 7,005	$ 0